Securities	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Securities
Note 3: Securities
Securities are divided into six types, each with a different purpose and accounting treatment. The types of securities we hold are as follows:
Trading securities
are securities purchased for resale over a short period of time. Trading securities are recorded at fair value through profit or loss (FVTPL). Transaction costs and changes in fair value are recorded in our Consolidated Statement of Income in trading revenues.
Fair value through profit or loss securities
are measured at fair value, with changes in fair value and related transaction costs recorded in our Consolidated Statement of Income in securities gains, other than trading, except as noted below. This category includes the following:
Securities Designated at FVTPL
In order to qualify for this designation, the security must have a reliably measurable fair value, and the designation eliminates or significantly reduces the inconsistent treatment that would otherwise arise from measuring the gains and losses on a different basis. Securities must be designated on initial recognition, and the designation is irrevocable. If these securities were not designated at FVTPL, they would be accounted for at either FVOCI or amortized cost.
We designate certain securities held by our insurance subsidiaries that support our insurance liabilities at FVTPL, since the actuarial calculation of insurance liabilities is based on the fair value of the investments supporting them. This designation aligns the accounting result with the way the portfolio is managed on a fair value basis. The change in fair value of the securities is recorded in non-interest revenue, insurance revenue, and the change in fair value of the liabilities is recorded in insurance claims, commissions and changes in policy benefit liabilities. The fair value of these investments of $
9,231
 million as at October 31, 2022 ($
11,172
 million as at October 31, 2021) is recorded in securities in our Consolidated Balance Sheet. The impact of recording these investments at fair value through profit or loss was a decrease of $
1,954
 million in non-interest revenue, insurance revenue, for the year ended October 31, 2022 (a decrease of $
202
 million in 2021).
Securities Mandatorily Measured at FVTPL
Securities managed on a fair value basis, but not held for trading, or debt securities with cash flows that do not represent solely payments of principal and interest and equity securities not held for trading or designated at FVOCI
,
are classified as FVTPL. The fair value of these investments of $4,410 million as at October 31, 2022 ($3,038 million as at October 31, 2021) is recorded in securities in our Consolidated Balance Sheet.
Debt securities at FVOCI
are debt securities purchased with the objective of both collecting contractual cash flows and selling the securities. The securities’ cash flows represent solely payments of principal and interest. These securities may be sold in response to
,
or in anticipation of
,
changes in interest rates and any resulting prepayment risk, changes in credit risk, changes in foreign currency risk or changes in funding sources or terms, or in order to meet liquidity needs.
Debt securities measured at FVOCI are initially recorded at fair value plus transaction costs. They are subsequently measured at fair value, with unrealized gains and losses recorded in our Consolidated Statement of Comprehensive Income until the security is sold or impaired. Gains and losses on disposal and impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned is recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities, using the effective interest method.
Equity securities at FVOCI
are equity securities for which we have elected to record changes in the fair value of the instrument in other comprehensive income as opposed to fair value through profit or loss. Gains or losses recorded on these instruments will never be recognized in profit or loss. Equity securities measured at FVOCI are not subject to an impairment assessment.

Debt securities at amortized cost
are debt securities purchased with the objective of collecting contractual cash flows, and those cash flows represent solely payments of principal and interest. These securities are initially recorded at fair value plus transaction costs and are subsequently measured at amortized cost using the effective interest method. Impairment losses (recoveries) are recorded in our Consolidated Statement of Income in non-interest
revenue, securities gains, other than trading. Interest income earned and amortization of premiums, discounts and transaction costs are recorded in our Consolidated Statement of Income in interest, dividend and fee income, securities.
Investments in associates
and joint ventures
are accounted for using the equity method of accounting. Investments in associates are those in which we exert significant influence over operating and financing decisions; generally companies in which we own between 20% and 50% of the voting shares. Investments in joint ventures are where we have joint control. Our share of the net income or loss, including any impairment losses, is recorded in non-interest
revenue, share of profit (loss) in associates and joint ventures in our Consolidated Statement of Income. Any other comprehensive income amounts are reflected in the relevant sections of our Consolidated Statement of Comprehensive Income.
We account for all of our securities transactions using settlement date accounting in our Consolidated Balance Sheet.
Impairment Review
Debt securities at amortized cost or FVOCI are assessed for impairment using the ECL model, with the exception of those determined to have low credit risk, where the allowance for credit losses is measured at a
12-month
expected credit loss. A debt security is considered to have low credit risk if it has a low risk of default, the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfill its contractual cash flow obligations.
Debt securities at amortized cost totalling $106,590 million as at October 31, 2022 ($49,970 million as at October 31, 2021) are net of allowances for credit losses of $3 million as at October 31, 2022 ($2 million as at October 31, 2021).
Debt securities at FVOCI totalling $43,408
 million as at October 31, 2022 ($
62,991
 million as at October 31, 2021) are net of allowances for credit losses of $
3
 million as at October 31, 2022 ($
2

million as at October 31, 2021).
Fair Value Measurement
For traded securities, quoted market value is considered to be fair value. Quoted market value is based on bid or ask prices, depending on which is the most appropriate to measure fair value. Where market quotes are not available, we use estimation techniques to determine fair value. Additional information regarding fair value measurement techniques is included in Note 17.

Remaining Term to Maturity of Securities
The following table shows the remaining term to maturity of
securities.

(Canadian $ in millions, except as noted)	Term to maturity						2022	2021
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	3,361	3,617	759	1,815	1,384	–	10,936	7,596
Canadian provincial and municipal governments	1,247	826	390	876	2,771	–	6,110	5,838
U.S. federal government	2,269	6,034	3,051	3,572	1,773	–	16,699	9,582
U.S. states, municipalities and agencies	–	60	42	16	21	–	139	458
Other governments	1,337	1,432	742	367	92	–	3,970	1,898
NHA MBS, U.S. agency MBS and CMO (1)	32	165	432	176	13,507	–	14,312	14,054
Corporate debt	2,375	1,685	2,117	2,521	894	–	9,592	9,894
Trading loans	–	96	49	201	–	–	346	160
Corporate equity	–	–	–	–	–	46,073	46,073	54,931
Total trading securities	10,621	13,915	7,582	9,544	20,442	46,073	108,177	104,411
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	319	2	9	–	163	–	493	863
Canadian provincial and municipal governments	36	10	8	90	936	–	1,080	1,380
U.S. federal government	4	–	–	–	–	–	4	38
Other governments	39	48	–	–	–	–	87	92
NHA MBS, U.S. agency MBS and CMO (1)	–	–	–	8	–	–	8	9
Corporate debt	136	152	285	937	4,969	–	6,479	7,704
Corporate equity	–	–	–	–	–	5,490	5,490	4,124
Total FVTPL securities	534	212	302	1,035	6,068	5,490	13,641	14,210
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	2,235	843	6,261	3,159	–	–	12,498	13,087
Fair value	2,229	816	6,122	3,134	–	–	12,301	13,065
Yield (%)	2.08	1.68	1.65	3.29	–	–	2.14	1.48
Canadian provincial and municipal governments
Amortized cost	720	632	1,360	1,929	83	–	4,724	2,973
Fair value	714	611	1,300	1,866	80	–	4,571	2,987
Yield (%)	1.22	2.51	2.74	3.21	4.29	–	2.70	1.45
U.S. federal government
Amortized cost	1,006	49	751	1,249	348	–	3,403	21,041
Fair value	989	46	680	1,067	328	–	3,110	21,026
Yield (%)	2.65	1.02	1.67	1.50	4.05	–	2.13	1.48
U.S. states, municipalities and agencies
Amortized cost	485	1,062	602	864	850	–	3,863	4,034
Fair value	483	1,030	567	809	825	–	3,714	4,114
Yield (%)	2.26	2.16	2.31	2.37	2.44	–	2.30	1.91
Other governments
Amortized cost	3,385	1,420	1,589	138	–	–	6,532	6,476
Fair value	3,377	1,390	1,511	133	–	–	6,411	6,502
Yield (%)	0.86	1.95	2.64	5.04	–	–	1.62	1.19
NHA MBS (1)
Amortized cost	25	102	1,212	–	37	–	1,376	1,122
Fair value	21	102	1,204	–	36	–	1,363	1,125
Yield (%)	0.46	0.85	2.22	–	1.53	–	2.07	1.23
U.S. agency MBS and CMO (1)
Amortized cost	70	44	78	1,215	6,789	–	8,196	10,894
Fair value	70	42	72	1,181	6,540	–	7,905	11,011
Yield (%)	3.42	2.96	2.67	2.34	2.38	–	2.39	1.22
Corporate debt
Amortized cost	1,439	1,249	1,084	238	193	–	4,203	3,147
Fair value	1,391	1,221	1,024	206	191	–	4,033	3,161
Yield (%)	0.82	3.28	2.34	4.74	3.59	–	2.29	1.37
Corporate equity
Amortized cost	–	–	–	–	–	122	122	103
Fair value	–	–	–	–	–	153	153	132
Total cost or amortized cost	9,365	5,401	12,937	8,792	8,300	122	44,917	62,877
Total fair value	9,274	5,258	12,480	8,396	8,000	153	43,561	63,123
Yield (%)	1.45	2.30	2.04	2.86	2.50	–	2.19	1.42
Amortized Cost Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	2,146	3,537	1,319	134	–	–	7,136	7,084
Fair value	2,223	3,513	1,267	126	–	–	7,129	7,120
Yield (%)	0.89	1.85	1.71	2.66	–	–	1.55	1.49
Canadian provincial and municipal governments
Amortized cost	984	2,113	1,345	1,146	–	–	5,588	5,642
Fair value	1,044	2,133	1,299	1,107	–	–	5,583	5,723
Yield (%)	2.71	1.91	2.32	2.90	–	–	2.35	2.07
U.S. federal government
Amortized cost	924	15,825	15,098	23,511	3,887	–	59,245	5,633
Fair value	942	14,785	13,414	19,703	2,873	–	51,717	5,589
Yield (%)	0.94	1.46	1.29	1.56	2.05	–	1.49	1.51
U.S. states, municipalities and agencies
Amortized cost	–	–	–	109	–	–	109	–
Fair value	–	–	–	105	–	–	105	–
Yield (%)	–	–	–	4.26	–	–	4.26	–
Other governments
Amortized cost	419	577	376	15	–	–	1,387	1,413
Fair value	456	544	364	13	–	–	1,377	1,420
Yield (%)	1.44	1.31	2.46	1.00	–	–	1.66	1.24
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	79	1,757	3,579	2,747	22,851	–	31,013	28,557
Fair value	77	1,675	3,254	2,383	19,475	–	26,864	28,307
Yield (%)	1.10	1.47	1.65	1.73	1.57	–	1.59	1.30
Corporate debt
Amortized cost	407	530	988	128	59	–	2,112	1,641
Fair value	457	501	919	125	55	–	2,057	1,651
Yield (%)	1.05	1.59	2.39	1.54	0.22	–	1.82	1.30
Total amortized cost	4,959	24,339	22,705	27,790	26,797	–	106,590	49,970
Total fair value	5,199	23,151	20,517	23,562	22,403	–	94,832	49,810
Yield (%)	1.32	1.56	1.50	1.65	1.64	–	1.58	1.44
Investments in Associates and Joint Ventures
Carrying value	–	–	–	–	–	1,293	1,293	1,135
Total carrying value or amortized cost of securities	25,479	43,867	43,526	47,161	61,607	52,978	274,618	232,603
Total carrying value of securities	25,388	43,724	43,069	46,765	61,307	53,009	273,262	232,849
Total by Currency (in Canadian $ equivalent)
Canadian dollar	13,049	13,167	14,499	10,823	10,895	25,203	87,636	85,933
U.S. dollar	9,620	29,363	28,094	35,743	50,334	24,217	177,371	140,422
Other currencies	2,719	1,194	476	199	78	3,589	8,255	6,494
Total securities	25,388	43,724	43,069	46,765	61,307	53,009	273,262	232,849

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

Yields in the table above are calculated using the cost of the security and the contractual interest rate associated with each security, adjusted for any amortization of premiums and discounts. Tax effects are not taken into consideration. The term to maturity included in the table above is based on the contractual maturity date of the security. Actual maturities could differ, as issuers may have the right to call or prepay obligations.

Unrealized Gains and Losses on FVOCI Securities
The following table summarizes
u
nrealized gains and losses:

(Canadian $ in millions)				2022				2021
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	12,498	11	208	12,301	13,087	62	84	13,065
Canadian provincial and municipal governments	4,724	6	159	4,571	2,973	29	15	2,987
U.S. federal government	3,403	–	293	3,110	21,041	282	297	21,026
U.S. states, municipalities and agencies	3,863	5	154	3,714	4,034	85	5	4,114
Other governments	6,532	4	125	6,411	6,476	55	29	6,502
NHA MBS	1,376	1	14	1,363	1,122	6	3	1,125
U.S. a gency MBS and CMO	8,196	12	303	7,905	10,894	151	34	11,011
Corporate debt	4,203	25	195	4,033	3,147	34	20	3,161
Corporate equity	122	31	–	153	103	29	–	132
Total	44,917	95	1,451	43,561	62,877	733	487	63,123
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows, excluding our share of profit (loss) in associates and joint ventures and trading securities. Related income for trading securities is included under trading-related revenue in Note 17.

(Canadian $ in millions)	2022	2021
FVTPL	28	22
FVOCI	650	470
Amortized cost	1,295	419
Total	1,973	911
Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2022	2021
FVTPL securities	268	535
FVOCI securities – realized gains (losses) (1)	14	57
Impairment losses	(1)	(1)
Securities gains, other than trading	281	591

(1)	Gains (losses) are net of (losses) gains on hedge contracts.
Gains and losses on trading securities are included in trading-related revenue in Note 17.
Interest and dividend income and gains (losses) on securities held in our insurance business are recorded in non-interest
revenue, insurance revenue, in our Consolidated Statement of Income. These include:
•	Interest and dividend income of $397 million for the year ended October 31, 2022 ( $379 million for the year ended October 31, 2021). Interest income is calculated using the effective interest method;
•	Gains (losses) from securities designated a t FVTPL of $(1,954) million for the year ended October 31, 2022 ($(202) million for the year ended October 31, 2021); and
•	Realized gains (losses) from FVOCI securities of $nil million for the year ended October 31, 2022 ($1 million for the year ended October 31, 2021).